Changes in the provision for expenses relating to voluntary severance programs are set out as follows: (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current	$ 969	$ 1,549
Non-current	12,930	14,520
Employee Benefits [member]
IfrsStatementLineItems [Line Items]
Opening Balance	900	140
Enrollments	26	1,076
Revision of provisions	(34)	(59)
Separations in the period	(123)	(245)
Cumulative translation adjustment	25	(12)
Closing Balance	794	900
Current	685	754
Non-current	$ 109	$ 146